SCHEDULE OF KEY METRICS TO EVALUATE PERFORMANCE REGARDING ALLOCATION THE CODM (Details) - Distoken Acquisition Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating and formation costs	$ 1,775,606	$ 973,470
Interest earned on investments held in Trust Account	$ 1,956,597	$ 2,908,568